Description Of Business and Summary of Significant Accounting Policies (Supera Pharmaceuticals, Inc.)	12 Months Ended
Dec. 31, 2020
Supera Pharmaceuticals, Inc. [Member]
Description of Business and Summary of Significant Accounting Policies

Note 1—Description of business and summary of significant accounting policies

Description of Business – Supera Pharmaceuticals, Inc. (the “Company”) was formed in September 2018 and is a Florida based development company that is developing its product candidate “Supera-1R” as an FDA-approved synthetic derivative of naturally grown cannabidiols. Substantially all the Company’s research and development activities in 2019 and 2020 were related to intellectual property development and securing patents, along with planning initial pre-clinical development activities.

The Company’s intellectual property portfolio consists of one pending US application and seven pending foreign counterparts. Ongoing pre-clinical work is expected to accelerate in 2021.

Pending Transactions - In November 2020, the Company entered into an Asset Purchase Agreement (the “MyMD

Agreement”) with MyMD Pharmaceuticals, Inc. (“MyMD”), a related company though common control, whereby the Company will be acquired by MyMD through the issuance of 33,937,909 shares of common stock. MyMD entered into the MyMD Agreement concurrently with a Plan of Merger (the “Akers Merger”) that contemplates the merger of MYMD with Akers Biosciences, Inc., an existing NASDAQ listed public company. The Combined company is expected to be renamed MyMD Pharmaceuticals Inc. and remain listed on the NASDAQ under the new ticker symbol “MYMD”. The combined company will be led by Chris Chapman, MD, who is President and Chief Medical Officer of MyMD and Adam Kaplin, MD, who is Chief Scientific Officer of MyMD. The combined company is planned to be headquartered in Baltimore, Maryland. Current Akers’ shareholders will own approximately 20% of the combined company and current MyMD’s shareholders will own approximately 80% of the combined company. The merger agreement also provides for additional contingent payments in cash and shares to the stockholders of MyMD under certain circumstances. The merger is expected to close in the first half of 2021 and is contingent upon the approval of a shareholder vote of both the Company and Akers. As of February 23, 2021, neither the MyMD Agreement nor the Akers Merger has been finalized.

Income Taxes – Effective January 1, 2019, the Company has elected to be taxed under the provisions of Subchapter S of the Internal Revenue Code. Under those provisions, the Company does not pay federal corporate income taxes on its taxable income. Instead, the stockholders are liable for individual federal income taxes on their respective share of the Company’s taxable income.

Research and Development Expenses – Research and development costs are expensed in the period in which they are incurred and include the expenses paid to third parties, such as contract research organizations and consultants, who conduct research and development activities on behalf of the Company.

Use of Estimates – The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results may differ from such estimates and such differences could be material.

Subsequent Events – The Company has evaluated subsequent events through February 23, 2021, in connection with the preparation of these financial statements, which is the date the financial statements were available to be issued.